Significant accounting policies	12 Months Ended
Dec. 31, 2020
1. Significant accounting policies
Significant accounting policies

1. Reporting entity

These financial statements are prepared for Barclays PLC and its subsidiaries (the Group) under Section 399 of the Companies Act 2006. The Group is a major global financial services provider engaged in retail banking, credit cards, wholesale banking, investment banking, wealth management and investment management services. In addition, separate financial statements have been presented for the holding company.

2. Compliance with International Financial Reporting Standards

The consolidated financial statements of the Group, and the separate financial statements of Barclays PLC, have been prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and in accordance with International Financial Reporting Standards (IFRS) and interpretations (IFRICs) as issued by the IASB and adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. These standards have also been endorsed by the UK. The principal accounting policies applied in the preparation of the consolidated and separate financial statements are set out below, and in the relevant notes to the financial statements. These policies have been consistently applied with the exception of the early adoption of Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS16) which was applied from 1 January 2020.

3. Basis of preparation

The consolidated and separate financial statements have been prepared under the historical cost convention modified to include the fair valuation of investment property, and particular financial instruments, to the extent required or permitted under IFRS as set out in the relevant accounting policies. They are stated in millions of pounds Sterling (£m), the functional currency of Barclays PLC.

The financial statements have been prepared on a going concern basis, in accordance with the Companies Act 2006 as applicable to companies using IFRS. The financial statements are prepared on a going concern basis, as the Board is satisfied that the Group and the parent company have the resources to continue in business for a period of at least 12 months from approval of the financial statements.

In making this assessment, the Board has considered a wide range of information relating to present and future conditions and includes a review of a working capital report (WCR). The WCR is used by the Directors to assess the future performance of the business and that it has the resources in place that are required to meet its ongoing regulatory requirements. The assessment is based upon business plans which contain future projections of profitability taken from the Group’s three year medium-term plan as well as projections of regulatory capital requirements and business funding needs. The WCR also includes an assessment of the impact of internally generated stress testing scenarios on the liquidity and capital requirement forecasts. The stress tests used were based upon an assessment of reasonably possible downside economic scenarios that the Group could experience.

The WCR showed that the Group had sufficient capital in place to support its future business requirements and remained above its regulatory minimum requirements in the stress scenarios. Accordingly, the Directors concluded that there was a reasonable expectation that the Group and parent company has adequate resources to continue as a Going Concern for a period of at least 12 months from the date of approval of the financial statements.

4. Accounting policies

The Group prepares financial statements in accordance with IFRS. The Group’s significant accounting policies relating to specific financial statement items, together with a description of the accounting estimates and judgements that were critical to preparing them, are set out under the relevant notes. Accounting policies that affect the financial statements as a whole are set out below.

(i) Consolidation

The Group applies IFRS 10 Consolidated financial statements.

The consolidated financial statements combine the financial statements of Barclays PLC and all its subsidiaries. Subsidiaries are entities over which Barclays PLC has control. The Group has control over another entity when the Group has all of the following:

1) power over the relevant activities of the investee, for example through voting or other rights

2) exposure to, or rights to, variable returns from its involvement with the investee, and

3) the ability to affect those returns through its power over the investee.

The assessment of control is based on the consideration of all facts and circumstances. The Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.

Intra-group transactions and balances are eliminated on consolidation. Consistent accounting policies are used throughout the Group for the purposes of the consolidation.

Changes in ownership interests in subsidiaries are accounted for as equity transactions if they occur after control has already been obtained and they do not result in loss of control.

As the consolidated financial statements include partnerships where the Group member is a partner, advantage has been taken of the exemption under Regulation 7 of the Partnership (Accounts) Regulations 2008 with regard to preparing and filing of individual partnership financial statements.

Details of the principal subsidiaries are given in Note 34.

(ii) Foreign currency translation

The Group applies IAS 21 The Effects of Changes in Foreign Exchange Rates. Transactions in foreign currencies are translated into Sterling at the rate ruling on the date of the transaction. Foreign currency monetary balances are translated into Sterling at the period end exchange rates. Exchange gains and losses on such balances are taken to the income statement.  Non-monetary foreign currency balances in relation to items measured in terms of historical cost are carried at historical transaction date exchange rates. Non-monetary foreign currency balances in relation to items measured at fair value are translated using the exchange rate at the date when the fair value was measured.

The Group’s foreign operations (including subsidiaries, joint ventures, associates and branches) based mainly outside the UK may have different functional currencies. The functional currency of an operation is the currency of the main economy to which it is exposed.

Prior to consolidation (or equity accounting) the assets and liabilities of non-Sterling operations are translated at the period end exchange rate and items of income, expense and other comprehensive income are translated into Sterling at the rate on the date of the transactions. Exchange differences arising on the translation of foreign operations are included in currency translation reserves within equity. These are transferred to the income statement when the Group disposes of the entire interest in a foreign operation, when partial disposal results in the loss of control of an interest in a subsidiary, when an investment previously accounted for using the equity method is accounted for as a financial asset, or on the disposal of an autonomous foreign operation within a branch.

(iii) Financial assets and liabilities

The Group applies IFRS 9 Financial Instruments to the recognition, classification and measurement, and derecognition of financial assets and financial liabilities and the impairment of financial assets. The Group applies the requirements of IAS 39 Financial Instruments: Recognition and Measurement for hedge accounting purposes.

Recognition

The Group recognises financial assets and liabilities when it becomes a party to the terms of the contract. Trade date or settlement date accounting is applied depending on the classification of the financial asset.

Classification and measurement

Financial assets are classified on the basis of two criteria:

i) the business model within which financial assets are managed, and

ii) their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’ (SPPI)).

The Group assesses the business model criteria at a portfolio level. Information that is considered in determining the applicable business model includes (i) policies and objectives for the relevant portfolio, (ii) how the performance and risks of the portfolio are managed, evaluated and reported to management, and (iii) the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for such sales.

The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent SPPI. In assessing whether contractual cash flows are SPPI compliant, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that it would not meet the condition for SPPI are considered, including: (i) contingent and leverage features, (ii) non-recourse arrangements and (iii) features that could modify the time value of money.

Financial assets are measured at amortised cost if they are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and their contractual cash flows represent SPPI.

Financial assets are measured at fair value through other comprehensive income if they are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and their contractual cash flows represent SPPI.

Other financial assets are measured at fair value through profit and loss. There is an option to make an irrevocable election on initial recognition for non traded equity investments to be measured at fair value through other comprehensive income, in which case dividends are recognised in profit or loss, but gains or losses are not reclassified to profit or loss upon derecognition, and the impairment requirements of IFRS 9 do not apply.

The accounting policy for each type of financial asset or liability is included within the relevant note for the item. The Group’s policies for determining the fair values of the assets and liabilities are set out in Note 17.

Derecognition

The Group derecognises a financial asset, or a portion of a financial asset, from its balance sheet where the contractual rights to cash flows from the asset have expired, or have been transferred, usually by sale, and with them either substantially all the risks and rewards of the asset or significant risks and rewards, along with the unconditional ability to sell or pledge the asset.

Financial liabilities are de-recognised when the liability has been settled, has expired or has been extinguished. An exchange of an existing financial liability for a new liability with the same lender on substantially different terms – generally a difference of 10% or more in the present value of the cash flows or a substantive qualitative amendment – is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability.

Transactions in which the Group transfers assets and liabilities, portions of them, or financial risks associated with them can be complex and it may not be obvious whether substantially all of the risks and rewards have been transferred. It is often necessary to perform a quantitative analysis. Such an analysis compares the Group’s exposure to variability in asset cash flows before the transfer with its retained exposure after the transfer.

A cash flow analysis of this nature may require judgement. In particular, it is necessary to estimate the asset’s expected future cash flows as well as potential variability around this expectation. The method of estimating expected future cash flows depends on the nature of the asset, with market and market-implied data used to the greatest extent possible. The potential variability around this expectation is typically determined by stressing underlying parameters to create reasonable alternative upside and downside scenarios. Probabilities are then assigned to each scenario. Stressed parameters may include default rates, loss severity, or prepayment rates.

Notes to the financial statements

For the year ended 31 December 2020

Notes to the financial statements

For the year ended 31 December 2020

= PAGE 1 \* Arabic \* MERGEFORMAT 1 Barclays PLC 2020 Annual Report on Form 20-F

= PAGE 3 \* Arabic \* MERGEFORMAT 3 Barclays PLC 2020 Annual Report on Form 20-F

Accounting for reverse repurchase and repurchase agreements including other similar lending and borrowing

Reverse repurchase agreements (and stock borrowing or similar transaction) are a form of secured lending whereby the Group provides a loan or cash collateral in exchange for the transfer of collateral, generally in the form of marketable securities subject to an agreement to transfer the securities back at a fixed price in the future. Repurchase agreements are where the Group obtains such loans or cash collateral, in exchange for the transfer of collateral.

The Group purchases (a reverse repurchase agreement) or borrows securities subject to a commitment to resell or return them. The securities are not included in the balance sheet as the Group does not acquire the risks and rewards of ownership. Consideration paid (or cash collateral provided) is accounted for as a loan asset at amortised cost, unless it is designated or mandatorily at fair value through profit and loss.

The Group may also sell (a repurchase agreement) or lend securities subject to a commitment to repurchase or redeem them. The securities are retained on the balance sheet as the Group retains substantially all the risks and rewards of ownership. Consideration received (or cash collateral provided) is accounted for as a financial liability at amortised cost, unless it is designated at fair value through profit and loss.

(iv) Issued debt and equity instruments

The Group applies IAS 32, Financial Instruments: Presentation, to determine whether funding is either a financial liability (debt) or equity.

Issued financial instruments or their components are classified as liabilities if the contractual arrangement results in the Group having an obligation to either deliver cash or another financial asset, or a variable number of equity shares, to the holder of the instrument. If this is not the case, the instrument is generally an equity instrument and the proceeds included in equity, net of transaction costs. Dividends and other returns to equity holders are recognised when paid or declared by the members at the AGM and treated as a deduction from equity.

Where issued financial instruments contain both liability and equity components, these are accounted for separately. The fair value of the debt is estimated first and the balance of the proceeds is included within equity.

5. New and amended standards and interpretations

The accounting policies adopted are consistent with those of the previous financial year, with the exception of the early adoption of Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) which was applied from 1 January 2020.

IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Amendments relating to Interest Rate Benchmark Reform (Phase 2 amendments)

IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 were amended in August 2020, which are effective for periods beginning on or after 1 January 2021 with earlier adoption permitted. The Group elected to early adopt the amendments with effect from 1 January 2020. The amendments have been endorsed by the EU and by the UK.

IFRS 9 allows companies when they first apply IFRS 9, to make an accounting policy choice to continue to apply the hedge accounting requirements of IAS 39. The Group made the election to continue to apply the IAS 39 hedge accounting requirements, and consequently, the amendments to IAS 39 in respect of hedge accounting have been adopted by the Group.

The objective of the amendments is to provide certain reliefs to companies when changes are made to the contractual cash flows or hedging relationships resulting from interest rate benchmark reform. The reliefs adopted by the Group have been described below.

Changes in the basis for determining contractual cash flows

A change in the basis of determining the contractual cash flows of a financial instrument that are required by the reform is accounted for by updating the effective interest rate, without the recognition of an immediate gain or loss. This practical expedient is only applied where (1) the change to the contractual cash flows is necessary as a direct consequence of the reform and (2) the new basis for determining the contractual cash flows is economically equivalent to the previous basis. For changes made in addition to those required by the reform, the practical expedient is applied first, after which the normal IFRS 9 requirements for modifications of financial instruments is applied.

Hedge accounting

The IAS 39 requirements in respect of hedge accounting have been amended in two phases. The Phase 1 amendments, which were adopted by the Group in 2019, provide relief to the hedge accounting requirements prior to changing a hedge relationship due to the interest rate benchmark reform (refer to Note 14). The Phase 2 amendments provide relief when changes are made to hedge relationships as a result of the interest rate benchmark reform. The Phase 2 amendments adopted by the Group are described below.

▪Under a temporary exception, changes to the hedge designation and hedge documentation due to the interest rate benchmark reform would not constitute the discontinuation of the hedge relationship nor the designation of a new hedging relationship.

▪In respect of the retrospective hedge effectiveness assessment, the Group may elect on a hedge-by-hedge basis to reset the cumulative fair value changes to zero when the exception to the retrospective assessment ends (Phase 1 relief). Any hedge ineffectiveness will continue to be measured and recognised in full in profit or loss.

▪Amounts accumulated in the cash flow hedge reserve would be deemed to be based on the alternative benchmark rate (on which the hedge future cash flows are determined) when there is a change in basis for determining the contractual cash flows.

▪For hedges of groups of items (such as those forming part of a macro cash flow hedging strategy), the amendments provide relief for items within a designated group of items that are amended for changes directly required by the reform.

▪In respect of whether a risk component of a hedged item is separately identifiable, the amendments provide temporary relief to entities to meet this requirement when an alternative risk free rate (RFR) financial instrument is designated as a risk component. These amendments allow entities upon designation of the hedge to assume that the separately identifiable requirement is met if the entity reasonably expects the RFR risk will become separately identifiable within the next 24 months. This relief applies to each RFR on a rate-by-rate basis and starts when the entity first designates the RFR as a non-contractually specified risk component.

Notes to the financial statements

For the year ended 31 December 2020

Notes to the financial statements

For the year ended 31 December 2020

= PAGE 1 \* Arabic \* MERGEFORMAT 1 Barclays PLC 2020 Annual Report on Form 20-F

= PAGE 4 \* Arabic \* MERGEFORMAT 4 Barclays PLC 2020 Annual Report on Form 20-F

The amendments to IFRS 7 require certain disclosures to be made to enable users of financial statements to understand the effect of interest rate benchmark reform on an entity’s financial instruments and risk management strategy. Refer to Note 41 where these disclosures have been included.

Future accounting developments

The following accounting standards have been issued by the IASB but are not yet effective:

IFRS 17 – Insurance contracts

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005.

IFRS 17 applies to all types of insurance contracts (i.e. life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. A few scope exceptions will apply.

In June 2020, the IASB published amendments to IFRS 17. The amendments that are relevant to the Group are the scope exclusion for credit card contracts and similar contracts that provide insurance coverage, the optional scope exclusion for loan contracts that transfer significant insurance risk, and the clarification that only financial guarantees issued are in scope of IFRS 9.

The amendments also defer the effective date of IFRS 17, including the above amendments, to annual reporting periods beginning on or after 1 January 2023.

IFRS 17, including the amendments to IFRS 17, has not yet been endorsed by the EU as of the date that the financial statements are authorised for issue.

Following the UK’s withdrawal from the EU on 31 December 2020, the UK-adopted international accounting standards will be applicable. IFRS 17, including the amendments to IFRS 17, has not yet been endorsed by the UK. The Group is currently assessing the expected impact of adopting this standard.

6. Critical accounting estimates and judgements

The preparation of financial statements in accordance with IFRS requires the use of estimates. It also requires management to exercise judgement in applying the accounting policies. The key areas involving a higher degree of judgement or complexity or areas where assumptions are significant to the consolidated and individual financial statements are highlighted under the relevant note. Critical accounting estimates and judgements are disclosed in:

▪Credit impairment charges on page [00]

▪Tax on page [00]

▪Fair value of financial instruments on page [00]

▪Goodwill and intangible assets on page [00]

▪Pensions and post-retirement benefits – obligations on page [00]

▪Provisions including conduct and legal, competition and regulatory matters on page [00].

7. Other disclosures

To improve transparency and ease of reference, by concentrating related information in one place, certain disclosures required under IFRS have been included within the Risk review section as follows:

▪Credit risk on pages [00] to [00] and [00] to [00]

▪Market risk on pages [00] to [00] and [00] to [00]

▪Treasury and capital risk – liquidity on pages [00] and [00] to [00]

▪Treasury and capital risk – capital on pages [00] and [00] to [00].

These disclosures are covered by the Audit opinion (included on pages [00] to [00]) where referenced as audited.

8. Parent company accounts

The Parent Company’s financial statements on pages 217 to 219 also form part of the notes to the consolidated financial statements.